Schedule of reconciliation of liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Amount due to directors, Beginning Balance	$ 5,972,257		$ 3,610,711
Amount due to directors, Cash flow	165,115		2,361,546
Amount due to directors, Non-cash flow Changes	(583,084)	[1]		[2]
Amount due to directors, Ending Balance	5,554,288		5,972,257		$ 3,610,711
As at April 1	961,875		500,308
Lease liabilities cash flows	(402,603)		(460,170)		(414,819)
Lease liabilities non cash flows		[1]	921,737	[2]
As at March 31	559,272		961,875		500,308
Amount due to associates, Beginning Balance	20,763
Amount due to associates cash flow	111,705		20,763		159
Amount due to associates non cash flow		[1]		[2]
Amount due to associates, Ending Balance	132,468		20,763
Liabilities arising from financing activities Beginning Balance	6,954,895		4,111,019
Liabilities arising from financing activities cash flow	(125,783)		1,922,139
Liabilities arising from financing activities non cash flow	(583,084)	[1]	921,737	[2]
Liabilities arising from financing activities End Balance	$ 6,246,028		$ 6,954,895		$ 4,111,019

[1]	Being the loan modification of the amount due to directors.
[2]	Being additional of right-of-use assets through lease arrangement.